Employee benefits - Target asset allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure
Expected long-term return on global asset allocation (as a percent)	4.10%
Company's capital stock and debit instruments included in plan assets	$ 8	$ 11
Switzerland
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
International
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Equity securities | Switzerland
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	19.00%
Equity securities | International
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	22.00%
Fixed income | Switzerland
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	54.00%
Fixed income | International
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	61.00%
Real estate | Switzerland
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	22.00%
Real estate | International
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	7.00%
Other | Switzerland
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	5.00%
Other | International
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	10.00%